ACQUISITIONS AND DIVESTITURES - Gross Cash Proceeds from Divestiture (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Discontinued Operations [Line Items]
Gross cash proceeds on divestiture	$ 990	$ 588
Bald Mountain | Discontinued operations
Disclosure of Discontinued Operations [Line Items]
Gross cash proceeds on divestiture	0	423
Round Mountain | Discontinued operations
Disclosure of Discontinued Operations [Line Items]
Gross cash proceeds on divestiture	0	165
Veladero | Continuing operations
Disclosure of Discontinued Operations [Line Items]
Gross cash proceeds on divestiture	$ 990	$ 0